LOSS PER SHARE	12 Months Ended
Dec. 31, 2019
LOSS PER SHARE [Abstract]
LOSS PER SHARE
19.          LOSS PER SHARE

Basic and diluted loss per share for each of the periods presented is calculated as follows:

	For the year ended December 31,
	2017 $	2018 $	2019 $
Numerator:
Net loss attributable to ordinary shareholders	(560,485)	(961,241)	(1,462,799)

Denominator:
Weighted-average number of shares outstanding—basic and diluted	205,727,195	338,472,987	436,601,801

Basic and diluted loss per share:	(2.72)	(2.84)	(3.35)

The potentially dilutive securities such as share based payments and convertible notes were not included in the calculation of dilutive loss per share because of their anti-dilutive effect.

During the year ended December 31, 2018 and 2019, respectively, the Company issued 3,200,000  and 6,000,000 Class A ordinary shares to its share depositary bank which will be used to settle share incentive awards. No consideration was received by the Company for this issuance of Class A ordinary shares. These Class A ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of loss per share. Any Class A ordinary shares not used in the settlement of share incentive awards will be returned to the Company.

During the year ended December 31, 2018 and 2019, respectively, 933,007 and 5,720,615 issued Class A ordinary shares were used to settle the share incentive awards.